Average Annual Total Returns - Class H - Inverse Dow 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(45.01%)	(31.54%)	(28.66%)	(45.02%)	(31.56%)	(28.66%)	(26.65%)	(18.82%)	(12.47%)	9.72%	14.65%	12.97%